Shareholders' Equity - Weibo Available Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	2,908,000	3,346,000	5,728,000
Granted (in shares)	(2,456,000)	(673,000)	(2,456,000)
Outstanding number of shares available for issuance at the end of the year	567,000	2,908,000	3,346,000
Weibo
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	18,540,000	18,878,000	20,217,000
Granted (in shares)	(1,597,000)	(736,000)	(1,917,000)
Cancelled/expired/forfeited (in shares)	350,000	398,000	578,000
Outstanding number of shares available for issuance at the end of the year	17,293,000	18,540,000	18,878,000